Description of the Business - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended			0 Months Ended
	Dec. 31, 2013 Business PartnershipUnit	Dec. 31, 2012	Oct. 02, 2009 Partnership	Dec. 31, 2013 Revenues [Member] Florida [Member]	Dec. 31, 2012 Revenues [Member] Florida [Member]	Dec. 31, 2011 Revenues [Member] Florida [Member]	Apr. 24, 2013 Initial Public Offering [Member]	Apr. 24, 2013 Underwriters Option to Purchase Additional Shares [Member]	Dec. 17, 2013 Secondary Offering [Member]	Dec. 31, 2013 Secondary Offering [Member]
Description Of Business [Line Items]
Number of limited partnerships which owned the Company	10		10
Number of theme parks owned and operated	11
Shares of common stock issued through initial public offering							10,000,000
Net proceeds received from offering	$ 245,441						$ 245,400
Shares offered and sold by the selling shareholders							19,900,000	3,900,000	18,000,000
Offering price per share							$ 27.00		$ 30.00
Number of shares repurchased	1,500,000	0							1,500,000	1,500,000
Common stock, shares issued	89,900,453	82,737,008							0
Percentage of revenue				55.00%	55.00%	56.00%